Discontinued operations - Cash flows (Details) - Discontinued operations - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from Discontinued operations
Net cash used in operating activities	€ (33)	€ (14)	€ (10)
Net cash from/(used in) investing activities	10	(16)	3
Net cash flow for the period	€ (23)	€ (30)	€ (7)